Financial Instruments Fair value of financial assets and liabilities measured at other than fair value (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,212	$ 3,267
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,070	3,204
Exchangeable securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	326
Recurring fair value measurement | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,157	3,181
Recurring fair value measurement | Exchangeable securities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	342
Recurring fair value measurement | Level II | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,157	$ 3,181
Recurring fair value measurement | Level II | Exchangeable securities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 342